Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 231,328	$ 128,148
Trade and other current receivables	99,984	69,529
Inventories	134,496	115,825
Other current assets	20,433	19,823
Total current assets	486,241	333,325
Non-current assets [abstract]
Mineral properties and property, plant and equipment	1,539,187	1,574,212
Other non-current assets	90,104	60,326
Total assets	2,115,532	1,967,863
Current liabilities [abstract]
Trade and other payables	151,642	148,084
Current portion of debt		43,901
Income taxes payable	80,116	31,779
Current portion of lease obligations	19,761	14,941
Current portion of closure and reclamation provisions	4,510	5,065
Total current liabilities	256,029	243,770
Non-current liabilities [abstract]
Debt	126,031	162,946
Deferred tax liabilities	144,266	159,855
Closure and reclamation provisions	70,827	60,738
Lease obligations	48,216	42,460
Other non-current liabilities	4,090	9,973
Total liabilities	649,459	679,742
Equity [abstract]
Share capital	1,129,709	1,125,376
Reserves	57,772	25,342
Retained earnings	216,384	87,649
Equity attributable to Fortuna shareholders	1,403,865	1,238,367
Equity attributable to non-controlling interests	62,208	49,754
Total equity	1,466,073	1,288,121
Total liabilities and shareholders' equity	$ 2,115,532	$ 1,967,863